Fair Value	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE
FAIR VALUE
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The Company used the following methods and significant assumptions to estimate the fair value of each type of financial asset:
Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).
Loans Held for Sale and Loan Commitment Derivatives: The fair value of loans held for sale and residential mortgage loan commitments are determined by obtaining quoted prices for similar loans and commitments with similar interest rates and maturities from major secondary markets (Level 2).
Derivatives-Interest Rate Swaps: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).
Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value, less estimated costs to sell. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses. For collateral dependent loans, fair value is commonly based on recent real estate appraisals performed by qualified independent third-party appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including cost, comparable sales, and the income approach. The cost approach is based on the cost to replace the existing property. The comparable sales approach evaluates the sales prices of comparable properties within the same market area. The income approach considers net operating income generated by the property and the rate of return required by an investor. Adjustments are routinely made in the appraisal process by the independent third-party appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification. Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.
Other Real Estate Owned: Assets acquired through or instead of loan foreclosures are initially recorded at fair value less cost to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals performed by qualified independent third-party appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including cost, comparable sales, and the income approach. The cost approach is based on the cost to replace the existing property. The comparable sales approach evaluates the sales prices of comparable properties within the same market area. The income approach considers net operating income generated by the property and the rate of return required by an investor. Adjustments are routinely made in the appraisal process by the independent third-party appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.
The President and Chief Financial Officer (“President/CFO”), Senior Vice President – Chief Accounting Officer (“SVP – CAO”), and Executive Vice President – Credit (“EVP – Credit”) are responsible for determining the valuation processes and procedures for the fair value measurement of impaired loans and other real estate owned properties. The President/CFO, SVP – CAO, and EVP – Credit review impaired loans and other real estate owned properties on a quarterly basis to determine the accuracy of third-party appraisals, auction values, values derived from trade publications and any additional data received from the borrower, and the appropriateness of unobservable inputs, generally discounts due to collection issues and current market conditions which are utilized in determining the fair value. The EVP – Credit determines discounts based on the valuation source and asset type for impaired loans. These discounts are reviewed periodically, annually at a minimum, for appropriateness. Current trends in market values and gains and losses on sales of similar assets are also considered when determining discounts of asset categories.
The tables below present the valuation methodology and unobservable inputs for impaired loans and other real estate owned at December 31, 2014 and 2013.

	December 31, 2014
	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans:
Commercial:
Real Estate	Appraisals	Discounts for changes in market conditions	20-90%	34%
Land	Appraisals	Discounts for changes in market conditions	10-20%	18%
Residential mortgage	Appraisals	Discounts for changes in market conditions	0-20%	7%
Other real estate owned, net:
Commercial:
Real Estate	Appraisals	Discounts for changes in market conditions	10%	10%
Land	Appraisals	Discounts for changes in market conditions	0-37%	18%
Residential construction:
Land	Appraisals	Discounts for changes in market conditions	20%	20%

	December 31, 2013
	Valuation Methodology	Unobservable Inputs	Range of Inputs	Average of Inputs
Impaired loans:
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	10-65%	21%
Land	Appraisals	Discount for changes in market conditions	0-10%	8%
Residential mortgage	Appraisals	Discount for changes in market conditions	0-20%	10%
Other real estate owned, net:
Commercial:
Real Estate	Appraisals	Discount for changes in market conditions	6-100%	39%
Land	Appraisals	Discount for changes in market conditions	25-26%	26%
Residential mortgage	Appraisals	Discount for changes in market conditions	19-45%	26%

Mortgage Servicing Rights: On a quarterly basis, loan servicing rights are evaluated for impairment based on the fair value of the rights as compared to the carrying amount. If the carrying amount of an individual tranche exceeds fair value, impairment is recorded on that tranche so that the servicing asset is carried at fair value. Fair value is determined at a tranche level, based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model utilizes assumptions that market participants would use in estimating future net servicing income and that can be validated against available market data (Level 2).
Fair value at December 31, 2014 was determined using a discount rate of 10.0%; prepayment speeds ranging from 8.8% to 23.9%, depending on the stratification of the specific right; and a weighted average default rate of approximately 0.5%. Fair value at December 31, 2013 was determined using a discount rate of 10.0%; prepayment speeds ranging from 6.5% to 23.0%, depending on the stratification of the specific right; and a weighted average default rate of approximately 0.5%.
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

		December 31, 2014
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial Assets:
Investment securities available-for-sale:
U.S. federal agency obligations	$7,395	$—	$7,395	$—
State and municipal	56,847	—	56,847	—
Mortgage-backed securities – residential	27,488	—	27,488	—
Government agency sponsored collateralized mortgage obligations	62,530	—	62,530	—
Corporate debt securities	963	—	963	—
Total investment securities available-for-sale	$155,223	$—	$155,223	$—
Loans held for sale	$763	$—	$763	$—
Derivatives – residential mortgage loan commitments	$53	$—	$53	$—
Financial Liabilities:
Derivatives – interest rate swaps	$(1,156)	$—	$(1,156)	$—

		December 31, 2013
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial Assets:
Investment securities available-for-sale:
U.S. federal agency obligations	$6,150	$—	$6,150	$—
State and municipal	55,723	—	55,723	—
Mortgage-backed securities – residential	27,938	—	27,938	—
Government agency sponsored collateralized mortgage obligations	72,311	—	72,311	—
Corporate debt securities	2,150	—	2,150	—
Total investment securities available-for-sale	$164,272	$—	$164,272	$—
Loans held for sale	$1,118	$—	$1,118	$—
Derivatives – residential mortgage loan commitments	$45	$—	$45	$—
Financial Liabilities:
Derivatives – interest rate swaps	$(1,181)	$—	$(1,181)	$—

There were no transfers between Level 1, Level 2, and Level 3 during the years ended December 31, 2014 or 2013.
The Company has elected the fair value option for loans held for sale. These loans are intended for sale, and the Company believes that the fair value is the best indicator of the resolution of these loans. Interest income is recorded based on the contractual terms of the loan and in accordance with the Company’s policy on loans held for investment. None of these loans are 90 days or more past due nor on nonaccrual as of December 31, 2014 and 2013.
The aggregate fair value, contractual principal, and gain or loss for loans held for sale was as follows:

	December 31,
	2014			2013
	Aggregate Fair Value	Gain (Loss)	Contractual Principal	Aggregate Fair Value	Gain (Loss)	Contractual Principal
	(Dollars in thousands)
Loans held for sale	$763	$24	$739	$1,118	$30	$1,088

The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets carried at fair value for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Loans held for sale
Other gains (losses)	$(6)	$(4)
Interest income	30	16
Interest expense	—	—
Total changes in fair values included in current period earnings	$24	$12

For items for which the fair value option has been elected, interest income is recorded within the consolidated statements of income and comprehensive income (loss) based on the contractual amount of interest income earned on financial assets (none were delinquent or in nonaccrual status).
Assets measured at fair value on a non-recurring basis are summarized below:

		December 31, 2014
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Impaired loans:
Commercial:
Real estate	$488	$—	$—	$488
Land	971	—	—	971
Residential mortgage	981	—	—	981
Other real estate owned, net:
Commercial:
Real estate	67	—	—	67
Land	512	—	—	512
Residential construction – land	45	—	—	45
Mortgage servicing rights	173	—	173	—

		December 31, 2013
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Impaired loans:
Commercial:
Real estate	$568	$—	$—	$568
Land	2,030	—	—	2,030
Residential mortgage	567	—	—	567
Other real estate owned, net:
Commercial:
Real estate	646	—	—	646
Land	205	—	—	205
Residential mortgage	91	—	—	91
Residential construction – land	56	—	—	56
Mortgage servicing rights	190	—	190	—

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a gross carrying amount of $3.3 million, with a valuation allowance of $886,000 at December 31, 2014, resulting in an additional provision for loan losses of $87,000 for the year ended December 31, 2014. At December 31, 2013, impaired loans had a gross carrying amount of $4.1 million, with a valuation allowance of $959,000, resulting in a reversal of provision for loan losses of $118,000 for the year ended December 31, 2013.
Other real estate owned, which is measured at the lower of carrying or fair value less costs to sell, had a net carrying amount of $624,000 at December 31, 2014, resulting in write-downs of $176,000 for the year ended December 31, 2014. At December 31, 2013, other real estate owned had a net carrying amount of $998,000 at December 31, 2013, resulting in write-downs of $340,000 for the year ending December 31, 2013.
Mortgage servicing rights, which are carried at lower of cost or fair value, were carried at their fair value of $173,000, which is made up of the outstanding balance of $264,000, net of a valuation allowance of $91,000 at December 31, 2014, resulting in a reversal of $15,000 for the year ending December 31, 2014. At December 31, 2013, mortgage servicing rights were carried at their fair value of $190,000, which is made up of the outstanding balance of $296,000, net of a valuation allowance of $106,000, resulting in a reversal of $52,000 for the year ended December 31, 2013.
The carrying amounts and estimated fair values of financial instruments are as follows:

		December 31, 2014
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets:
Cash and due from financial institutions	$8,698	$8,698	$—	$—
Interest-earning time deposits at other financial institutions	6,615	—	6,636	—
Securities available-for-sale	155,223	—	155,223	—
Loans held for sale	763	—	763	—
Loans, net	306,131	—	—	309,903
Federal Home Loan Bank stock	4,275	—	4,275	—
Accrued interest receivable	1,485	—	857	628
Financial liabilities:
Deposits	$(340,768)	$—	$(340,830)	$—
Federal Home Loan Bank advances	(84,919)	—	(85,078)	—
Subordinated debentures	(5,155)	—	—	(5,149)
Accrued interest payable	(155)	—	(152)	(3)
Derivatives – interest rate swaps	(1,156)	—	(1,156)	—

		December 31, 2013
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Financial assets:
Cash and due from financial institutions	$18,219	$18,219	$—	$—
Interest-earning time deposits at other financial institutions	6,642	—	6,671	—
Securities available-for-sale	164,272	—	164,272	—
Loans held for sale	1,118	—	1,118	—
Loans, net	293,285	—	—	296,575
Federal Home Loan Bank stock	4,375	—	4,375	—
Accrued interest receivable	1,612	—	962	650
Financial liabilities:
Deposits	$(346,701)	$—	$(347,625)	$—
Federal Home Loan Bank advances	(86,777)	—	(88,077)	—
Subordinated debentures	(5,155)	—	—	(5,152)
Short-term borrowings	(2,415)	—	(2,415)	—
Accrued interest payable	(177)	—	(174)	(3)
Derivatives – interest rate swaps	(1,181)	—	(1,181)	—

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:
Cash and due from financial institutions: The carrying amounts of cash and due from financial institutions approximate fair values and are classified as Level 1.
Interest-earning time deposits at other financial institutions: The fair values of the Company’s interest-earning time deposits at other financial institutions are estimated using discounted cash flow analyses based on current rates for similar types of interest-earning time deposits and are classified as Level 2.
Loans held for sale: The fair value of loans held for sale is estimated based upon binding contracts and quotes from third-party investors resulting in a Level 2 classification.
Loans: The fair values of loans is based on discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans do not necessarily represent an exit price.
Federal Home Loan Bank stock: The fair value of FHLB stock is based on the price at which it may be resold to the FHLB.
Deposits: The carrying amounts of demand deposits approximate fair values and are classified as Level 2. Fair value of fixed rate certificates of deposit are estimated using a cash flow calculation reduced by known maturities, estimated principal payments, and estimated early withdrawal amounts. These cash flows are discounted to the current market rate. This results in a Level 2 classification.
Federal Home Loan Bank advances: The fair values of the Company’s FHLB advances are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.
Subordinated Debentures: The fair value of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.
Short-term borrowings: The carrying amounts of short-term borrowings approximate fair values and are classified Level 2.
Accrued Interest Receivable/Payable: The carrying amounts of accrued interest approximate fair value resulting in a Level 1, Level 2, or Level 3 classification based on the underlying asset or liability.